Revenue	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue Explanatory [Abstract]
Revenue

NOTE 4. REVENUE

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 5). Revenue has been disaggregated by primary geographical market and type of service provided.

Year ended December 31, 2025	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$833,238	$277,096	$—	$(11,150)	$1,099,184
United States	546,006	1,722	—	—	547,728
International	196,792	—	—	—	196,792
	$1,576,036	$278,818	$—	$(11,150)	$1,843,704

Day rate/hourly services	$1,560,244	$278,818	$—	$(2,734)	$1,836,328
Shortfall payments/idle but contracted	5,109	—	—	—	5,109
Other	10,683	—	—	(8,416)	2,267
	$1,576,036	$278,818	$—	$(11,150)	$1,843,704

Year ended December 31, 2024	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$834,945	$281,399	$—	$(10,181)	$1,106,163
United States	577,266	13,418	—	(43)	590,641
International	205,524	—	—	—	205,524
	$1,617,735	$294,817	$—	$(10,224)	$1,902,328

Day rate/hourly services	$1,606,187	$294,817	$—	$(959)	$1,900,045
Shortfall payments/idle but contracted	837	—	—	—	837
Other	10,711	—	—	(9,265)	1,446
	$1,617,735	$294,817	$—	$(10,224)	$1,902,328